Revenue from Contract with Customers (Tables)	12 Months Ended
Dec. 26, 2020
Revenue from Contract with Customer [Abstract]
Summary of Various Contract Costs Capitalized on Consolidated Financial Statements
The following tables summarize the various contract costs capitalized on our consolidated financial statements:

(in millions)	December 28, 2019	December 26, 2020
Capitalized acquisition costs within:
Deferred costs	$109	$135
Other long-term assets	9	18

Total capitalized acquisition costs	$118	$153

Capitalized fulfillment costs within:
Deferred costs	$2	$2

Total capitalized fulfillment costs	$2	$2

Summary of Amortization of Contract Acquisitions and Fulfillment Costs on Consolidated Financial Statements
The following tables summarize the amortization of contract acquisitions and fulfillment costs on our consolidated financial stat ements:

	Year Ended
(in millions)	December 29, 2018	December 28, 2019	December 26, 2020
Amortization of capitalized acquisition costs:
Net revenue	$25	$23	$17
Cost of sales	141	154	193
Sales and marketing	8	7	7

Total amortization of capitalized acquisition costs from continuing operations	174	184	217
Discontinued operations	50	74	82

Total amortization of capitalized acquisition costs	$224	$258	$299

Amortization of capitalized fulfillment costs:
Cost of sales	$6	$5	$3
Discontinued operations	5	7	10

Total amortization of capitalized acquisition costs	$11	$12	$13